ACCOUNTS RECEIVABLE - ALLOWANCE FOR DOUBTFUL ACCOUNTS	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
ACCOUNTS RECEIVABLE - ALLOWANCE FOR DOUBTFUL ACCOUNTS

NOTE 3. ACCOUNTS RECEIVABLE - ALLOWANCE FOR DOUBTFUL ACCOUNTS

The allowance for doubtful accounts receivable was comprised of the following for the years ended December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Beginning balance	$152,736	$113,234
Provision for bad debts	84,446	126,018
Charge-offs to allowance, net of recoveries	(36,514)	(86,516)
Ending balance	$200,668	$152,736